Financial instruments - fair values and risk management - Contractual maturities of derivative financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contractual maturities of derivative financial liabilities
Carrying amounts	$ 15,367
Contractual cash flows	15,367	$ 30,273
3 months or less
Contractual maturities of derivative financial liabilities
Contractual cash flows	15,002	7,349
Between 3-12 months
Contractual maturities of derivative financial liabilities
Contractual cash flows		21,646
Between 1-5 years
Contractual maturities of derivative financial liabilities
Contractual cash flows	365	1,278
Share warrant obligation
Contractual maturities of derivative financial liabilities
Carrying amounts	365
Contractual cash flows	365	1,278
Share warrant obligation | Between 1-5 years
Contractual maturities of derivative financial liabilities
Contractual cash flows	365	1,278
Put option liability
Contractual maturities of derivative financial liabilities
Carrying amounts	15,002	28,995
Contractual cash flows	15,002
Put option liability | 3 months or less
Contractual maturities of derivative financial liabilities
Carrying amounts		7,349
Contractual cash flows	$ 15,002
Put option liability | Between 3-12 months
Contractual maturities of derivative financial liabilities
Carrying amounts		$ 21,646